Investment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of investment [line items]
Interest proportion	10.00%
Non-controlling interest	$ 1,631	$ 1,685	$ 1,700
Tupi BV [member]
Disclosure of investment [line items]
Interest proportion	65.00%
Guara BV [member]
Disclosure of investment [line items]
Interest proportion	45.00%
Agri Development BV [member]
Disclosure of investment [line items]
Interest proportion	90.00%
Libra [member]
Disclosure of investment [line items]
Interest proportion	40.00%
Papa Terra BV [member]
Disclosure of investment [line items]
Interest proportion	62.50%
Roncador BV [member]
Disclosure of investment [line items]
Interest proportion	75.00%
Iara BV [member]
Disclosure of investment [line items]
Interest proportion	42.50%
Lapa BV [member]
Disclosure of investment [line items]
Interest proportion	10.00%
Petrobras Distribuidora S. A.- B R [member]
Disclosure of investment [line items]
Interest proportion	71.25%
Non-controlling interest	$ 719		792
Gaspetro [member]
Disclosure of investment [line items]
Interest proportion	51.00%
Non-controlling interest	$ 255		289
Transportadora Brasileira Gasoduto Brasil Bolivia [member]
Disclosure of investment [line items]
Interest proportion	51.00%
Non-controlling interest	$ 65		76
Consolidated Entities [Member]
Disclosure of investment [line items]
Non-controlling interest	$ 206		$ 284